Cost of revenues	12 Months Ended
Dec. 31, 2023
Cost of revenues.
Cost of revenues

21.   Cost of revenues

	For the year ended December 31,
	2021	2022	2023
	US$	US$	US$

Revenue sharing fees and content costs	1,158,435	1,020,174	945,149
Payment handling costs	212,655	165,421	137,989
Bandwidth costs	96,536	77,496	79,718
Salary and welfare	116,679	87,629	84,427
Depreciation and amortization	87,339	70,666	36,753
Technical service fee	55,874	63,328	60,537
Share-based compensation	8,089	8,185	3,575
Other costs	45,543	66,489	106,694

Total	1,781,150	1,559,388	1,454,842